Loans and Allowance for Credit Losses, by Credit Impairment Methodology (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 12,759	$ 16,963
Allowance for Credit Losses, Individually evaluated	6,678	6,202
Allowance for Credit Losses, Purchased Credit-Impaired	231	298
Total allowance for credit losses	19,668	23,463	25,031	21,711	5,518	3,964
Financing Receivable, Collectively evaluated	704,902	690,099
Financing Receivable, Individually evaluated	28,010	25,738
Purchased Credit Impaired Loans	36,719	41,430	51,705	58,797
Loans	769,631	757,267	782,770	864,830	382,195
Total Commercial [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	4,060	5,424
Allowance for Credit Losses, Individually evaluated	2,133	2,479
Allowance for Credit Losses, Purchased Credit-Impaired	165	266
Total allowance for credit losses	6,358	8,169	8,141
Financing Receivable, Collectively evaluated	328,117	302,392
Financing Receivable, Individually evaluated	10,566	11,731
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Loans	345,450	322,058	336,465	389,964	160,282
Total Consumer [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	8,699	11,539
Allowance for Credit Losses, Individually evaluated	4,545	3,723
Allowance for Credit Losses, Purchased Credit-Impaired	66	32
Total allowance for credit losses	13,310	15,294	16,890
Financing Receivable, Collectively evaluated	376,785	387,707
Financing Receivable, Individually evaluated	17,444	14,007
Purchased Credit Impaired Loans	29,952	33,495	38,717	40,093
Loans	$ 424,181	$ 435,209	$ 446,305	$ 474,866	$ 221,913